LOANS AND BORROWINGS (Details)	Sep. 10, 2025 USD ($) $ / shares shares	Apr. 24, 2024 USD ($) $ / shares shares	Feb. 16, 2026 USD ($)	Feb. 16, 2026 SGD ($)	Feb. 12, 2026 USD ($)	Feb. 12, 2026 SGD ($)	Feb. 04, 2026 USD ($)	Feb. 04, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
LOANS AND BORROWINGS (Details) [Line Items]
Short-term loan | $									$ 5,375,362	$ 3,202,614
Warrant expiry date		Apr. 22, 2027
exercise price amount | $		$ 240
Exercise price per share (in Dollars per share) | $ / shares		$ 4.8
Principal amount shares (in Shares) | shares	9,523,812
CEO [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Guaranteed bank loans and financial institution loans percent									11.09%	6.11%
Short Term Loan Member | Events After Reporting Period [Member] | YY Circle (SG) Pte. Ltd [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Short-term loan			$ 77,786	$ 100,000	$ 128,495	$ 165,000	$ 93,451	$ 120,000
Bearing interest (as a percent)			24.00%	24.00%	38.00%	38.00%	37.12%	37.12%
Short Term Loan Member | Events After Reporting Period [Member] | Hong Ye Group Pte Ltd Member
LOANS AND BORROWINGS (Details) [Line Items]
Short-term loan			$ 116,813	$ 150,000	$ 194,689	$ 250,000
Bearing interest (as a percent)			24.00%	24.00%	38.00%	38.00%
Short Term Loan Member | Events After Reporting Period [Member] | Property Facility Services Pte. Ltd. [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Short-term loan					$ 42,832	$ 55,000
Bearing interest (as a percent)					38.00%	38.00%
Securities Purchase Agreement [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Purchase price | $	$ 21
Combined purchase price per share (in Dollars per share) | $ / shares	$ 0.42
Combined purchase price per share together with warrants	1.5
Warrant exercisable amount | $	$ 25
Warrant exercisable per share (in Dollars per share) | $ / shares	$ 0.5
Warrant exercisable term	3 years 18 days
Percentage of placement fee	7.50%
Transaction generated gross proceeds | $	$ 4,000,001
Transaction generated net proceeds | $	$ 3,415,001
Class A Ordinary Shares [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Warrant purchase right shares (in Shares) | shares		56,250
2025 Warrant liabilities [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares) | shares	14,285,718
Class A Ordinary Shares [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Warrant purchase right shares (in Shares) | shares		1,125
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
LOANS AND BORROWINGS (Details) [Line Items]
Principal amount shares (in Shares) | shares	190,477
Warrants to purchase ordinary shares (in Shares) | shares	285,715